Cover	Nov. 16, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2022
Entity File Number	001-40126
Entity Registrant Name	DHB Capital Corp.
Entity Central Index Key	0001838176
Entity Tax Identification Number	85-4335869
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Brewster Street #2105
Entity Address, City or Town	Glen Cove
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11542
City Area Code	646
Local Phone Number	450-5664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	DHBCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DHBC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	DHBCW
Security Exchange Name	NASDAQ